Restructuring Charges - Changes in Accrued Restructuring Balance (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Payments	$ (4,500)
Severance Liability
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Charges	6,448
Payments	(4,527)
Ending balance	$ 1,921